Net trading income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading income (expense) [abstract]
Gains (losses) on financial assets at fair value through profit or loss, classified as held for trading	£ 640	£ 31	£ 992
Gains (losses) on financial liabilities at fair value through profit or loss, classified as held for trading	£ 472	£ 346	£ (187)